Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES

	As of December 31,
	2025	2024
Robots at warehouse	$754,945	$4,112,364
Security equipment and others	21,519	274,854
Impairment provision for inventories	(754,945)	(4,112,364)
Inventories	$21,519	$274,854

During the years ended December 31, 2025, the Company disposed the majority of robots which has been full impaired. The Company recorded a provision for slow moving or obsolete robots’ inventory of $nil, $nil and $3,797,552 during the years ended December 31, 2025, 2024 and 2023, respectively. As the Company has decoupled with Beijing Wanjia Security System Limited on December 25, 2025, the Security equipment and others balance as of December 31, 2025 does not have inventory balance from Beijing Wanjia.